Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005557 | Top10HoldingRBC Municipal Products TrustBNY-74934SEP5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005557 | Top10HoldingVermont Ed. & Health Buildings Fin. Agency, Fletcher Allen Health CareBNY-924166BT7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005557 | Top10HoldingRhode Island Health & Ed. Building, Brown Univ.BNY-76219SFJ9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005557 | Top10Holding_New York State Dormitory Auth., Tender Option Bond Trust Receipts_BNY-88035DZH1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005557 | Top10Holding_South Carolina Public Service Auth._BNY-837151WN5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005557 | Top10HoldingLouisiana Offshore Terminal Auth., Loop ProjectBNY-546510FH6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005557 | Top10HoldingIllinois Fin. Auth.BNY-45203UAR4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005557 | Top10HoldingIllinois Fin. Auth., Steppenwolf Theatre Company ProjectBNY-45203HPV8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005557 | Top10HoldingKentucky Higher Ed. Student LoanBNY-49130NGN3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005557 | Top10HoldingUniv. of Michigan, Board of TrusteesBNY-09660UAU9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Other0BNY-45516BCC9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005557 | 0BNY-360046W28
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000005557 | 0BNY-924166BT7
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000005557 | 0BNY-13032TTP6
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005557 | 0BNY-45516BCC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193189 | Top10HoldingRBC Municipal Products TrustBNY-74934SEP5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193189 | Top10HoldingVermont Ed. & Health Buildings Fin. Agency, Fletcher Allen Health CareBNY-924166BT7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193189 | Top10HoldingRhode Island Health & Ed. Building, Brown Univ.BNY-76219SFJ9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193189 | Top10Holding_New York State Dormitory Auth., Tender Option Bond Trust Receipts_BNY-88035DZH1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193189 | Top10Holding_South Carolina Public Service Auth._BNY-837151WN5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193189 | Top10HoldingLouisiana Offshore Terminal Auth., Loop ProjectBNY-546510FH6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193189 | Top10HoldingIllinois Fin. Auth.BNY-45203UAR4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193189 | Top10HoldingIllinois Fin. Auth., Steppenwolf Theatre Company ProjectBNY-45203HPV8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193189 | Top10HoldingKentucky Higher Ed. Student LoanBNY-49130NGN3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193189 | Top10HoldingUniv. of Michigan, Board of TrusteesBNY-09660UAU9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Other0BNY-45516BCC9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193189 | 0BNY-360046W28
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000193189 | 0BNY-924166BT7
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000193189 | 0BNY-13032TTP6
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193189 | 0BNY-45516BCC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%